DEPOSITS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Interest Expense, Time Deposits, $100,000 or More	$ 1,839,000	$ 3,009,000	$ 3,294,000
Time Deposits, $100,000 or More, Total	97,798,000	112,343,000
Interest-bearing Domestic Deposit, Brokered	16,182,000	23,921,000
Time Deposits Maturities, after Next Twelve Months, Total	$ 136,749,000	$ 173,936,000